Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commissions, related party	$ 2,587,722	$ 2,350,919	$ 2,370,381
Vessel operating expenses, related party	432,409	344,624	353,842
General and administrative expenses, related party	5,938,870	4,744,907	4,571,030
Net Gain (Loss) on Sale of Vessels, Related Party	100,000	142,266	0
Interest and other financing costs, related party	0	0	50,000
Related Party [Member]
General and administrative expenses, related party	$ 2,850,000	$ 2,650,000	$ 2,420,000